Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

May 20, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Diversified High Income Fund, Inc. (File No. 811-22014)

Pioneer Floating Rate Fund, Inc. (File No. 811-21654)

Pioneer High Income Fund, Inc. (File No. 811-21043)

Pioneer Municipal High Income Advantage Fund, Inc. (File No. 811-21409)

Pioneer Municipal High Income Fund, Inc. (File No. 811-21321)

Pioneer Municipal High Income Opportunities Fund, Inc. (File No. 811-23699)

Ladies and Gentlemen:

On behalf of each of the Registrants, we enclose herewith pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), a preliminary copy of each of the letter to stockholders, notice of special meeting, joint proxy statement and form of proxy to be used in connection with the special meeting of stockholders of each of the Registrants, to be held on July 17, 2025.

The purpose of the meetings to which the enclosed materials relate is to solicit stockholder approval of a proposal to liquidate each Fund.

Pursuant to Rule 14a-6(d) under the 1934 Act, definitive copies of the enclosed materials filed pursuant to Rule 14a-6(a) are intended to be released to stockholders on or about June 10, 2025.

Please call the undersigned at (617) 951-8458 or Toby Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz